UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment   [ X ] ;  Amendment Number:
This Amendment  (Check only one.) :  [ X ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    08 February 2002
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		98

Form 13F Information Table Value Total:	              $121,494  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

100ths Cpn Treasury            COM                               0 100000.000SH      Sole               100000.000
AES Corporation                COM              00130H105      954 58334.000SH       Sole                58334.000
AOL-Time Warner, Inc.          COM              02364J104     1179 36743.000SH       Sole                36743.000
Agilent Technologies Inc.      COM              00846U101      974 34169.000SH       Sole                34169.000
Albertson's Incorporated       COM              013104104     1254 39830.000SH       Sole                39830.000
Allstate Corp Com              COM              020002101     1825 54140.000SH       Sole                54140.000
American International Group,  COM              026874107     3184 40106.500SH       Sole                40106.500
American Natl Ins Co Com       COM              028591105      778 9250.000 SH       Sole                 9250.000
Banc One Corp.                 COM              06423A103     1043 26700.000SH       Sole                26700.000
Bankamerica Corp.              COM              060505104     1693 26892.000SH       Sole                26892.000
Bellsouth                      COM              079860102      306 8022.999 SH       Sole                 8022.999
Biotech Holders Trust          COM              09067D201      323 2450.000 SH       Sole                 2450.000
Boeing                         COM              097023105     1492 38469.000SH       Sole                38469.000
Bristol Myers Squibb           COM              110122108     3009 59003.000SH       Sole                59003.000
British Petroleum Corporation  COM              055622104      540 11607.000SH       Sole                11607.000
Cascade Natural Gas            COM              147339105      393 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      935 60446.000SH       Sole                60446.000
Cisco Sys Inc Com              COM              17275R102      684 37743.000SH       Sole                37743.000
Citigroup Inc.                 COM              172967101     2006 39743.780SH       Sole                39743.780
Coca Cola                      COM              191216100      654 13866.098SH       Sole                13866.098
Commercial Bancshares Florida  COM              201607108     5007 208528.000SH      Sole               208528.000
Compass Bank                   COM              20449H109     1195 42215.000SH       Sole                42215.000
Dell Corporation               COM              247025109      852 31350.000SH       Sole                31350.000
Deluxe Corp Com                COM              248019101      616 14825.000SH       Sole                14825.000
EMC Corporation                COM              268648102      658 48975.000SH       Sole                48975.000
Eastman Chemical               COM              277432100      228 5851.000 SH       Sole                 5851.000
Emerson Electric               COM              291011104     1232 21583.000SH       Sole                21583.000
Excelon Corp.                  COM              674416102       14 12000.000SH       Sole                12000.000
Exxon Corp                     COM              302290101     1384 35224.000SH       Sole                35224.000
Florida Rock Industries        COM              341140101     5100 139416.000SH      Sole               139416.000
Flowers Inc. Inc.              COM              343496105      352 8821.000 SH       Sole                 8821.000
Gammon Lake Res Inc. F         COM                              14 30000.000SH       Sole                30000.000
General Electric               COM              369604103     4541 113309.000SH      Sole               113309.000
Genuine Parts                  COM              372460105     1601 43627.000SH       Sole                43627.000
H J Heinz                      COM              423074103     2677 65101.000SH       Sole                65101.000
Havana Republic Inc.           COM                               0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM                             584 14500.000SH       Sole                14500.000
Hewlett Packard                COM              428236103     2628 127951.504SH      Sole               127951.504
Hilton Hotel Corporation       COM              432848109      175 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     3454 67719.000SH       Sole                67719.000
Imx Pharmaceuticals Com New    COM              449730209        0 10000.000SH       Sole                10000.000
Intel Corporation              COM              458140100     3914 124459.000SH      Sole               124459.000
International Business Machine COM              459200101     2064 17066.974SH       Sole                17066.974
J.P Morgan Chase & Co.         COM              46625H100      300 8259.000 SH       Sole                 8259.000
Johnson & Johnson              COM              478160104     4766 80645.000SH       Sole                80645.000
Johnson Controls               COM                             478 5925.000 SH       Sole                 5925.000
Laservision Tech.              COM              501803209       10 11500.000SH       Sole                11500.000
Loch Harris Inc Com New        COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107      137 21725.541SH       Sole                21725.541
Mcdonalds Corp.                COM              580135101      368 13886.706SH       Sole                13886.706
Mellon Bank Corp               COM              585509102     3690 98088.000SH       Sole                98088.000
Merck & Co. Inc.               COM              589331107     1507 25627.908SH       Sole                25627.908
Merrill Lynch & Co. Inc.       COM              590188108      271 5195.000 SH       Sole                 5195.000
Microsoft Corporation          COM              594918104      493 7439.000 SH       Sole                 7439.000
Motorola, Inc.                 COM              620076109     1013 67449.000SH       Sole                67449.000
Nokia                          COM                             258 10520.000SH       Sole                10520.000
Nordstrom, Inc.                COM              655664100      708 35015.000SH       Sole                35015.000
Northern Trust Bank            COM              665859104      286 4750.000 SH       Sole                 4750.000
Oracle Corporation             COM              68389X105      217 15700.000SH       Sole                15700.000
Park Place Entertainment       COM              700690100      206 22431.000SH       Sole                22431.000
Parkway Holdings Ltd           COM                               5 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM                             365 18600.000SH       Sole                18600.000
Pepsico Inc.                   COM              713448108     2577 52921.762SH       Sole                52921.762
Pfizer                         COM              717081103     4038 101325.000SH      Sole               101325.000
Phillips Petroleum Co.         COM              718507106     3091 51295.000SH       Sole                51295.000
Post Properties Inc.           COM              737464107     1044 29400.000SH       Sole                29400.000
Potomac Electric Power Company COM              737679100      433 19200.000SH       Sole                19200.000
Procter & Gamble               COM              742718109      378 4775.000 SH       Sole                 4775.000
Protective Life Corp.          COM                             315 10894.000SH       Sole                10894.000
Regency Centers Corporation    COM              758939102      648 23350.000SH       Sole                23350.000
Royal Dutch Petroleum Co.      COM              780257804     2269 46295.000SH       Sole                46295.000
SBC Communications             COM              78387G103      936 23907.000SH       Sole                23907.000
Safeco Corp.                   COM              786429100     1234 39630.000SH       Sole                39630.000
Safeway Stores Inc.            COM              786514208     1060 25378.000SH       Sole                25378.000
Sony Corporation               COM              835699307      431 9555.000 SH       Sole                 9555.000
Sprint Corp.                   COM              852061100      266 13265.000SH       Sole                13265.000
Stein Mart, Inc.               COM              858375108      103 12310.000SH       Sole                12310.000
Suntrust Banks Inc.            COM              867914103      803 12805.000SH       Sole                12805.000
Synovus Financial Corp.        COM              87161C105      276 11005.000SH       Sole                11005.000
Teco Energy Inc Com            COM              872375100      283 10800.000SH       Sole                10800.000
Verizon Wireless               COM                            2230 46995.000SH       Sole                46995.000
Vodafone Corp.                 COM              92857T107      560 21800.000SH       Sole                21800.000
Wachovia Corp. New             COM              929771103     3592 114545.796SH      Sole               114545.796
Wal-Mart Stores                COM              931142103     1345 23369.000SH       Sole                23369.000
Walt Disney                    COM              254687106      325 15668.000SH       Sole                15668.000
Worldcom Group                 COM              55268B106     1297 92097.000SH       Sole                92097.000
Wyndham Intl Inc. Class A      COM                               6 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM                            9569 7360800.000SH     None              7360800.000
Dodge & Cox Balanced Fund                       256201104      504 7710.924 SH       Sole                 7710.924
Gabelli Asset Fund                              362395105      331 10024.694SH       Sole                10024.694
Janus Fund                                      471023101     1098 44649.269SH       Sole                44649.269
Neuberger & Berman Guardian Fu                  641224209      648 44902.929SH       Sole                44902.929
T Rowe Price Intl                               77956H203      451 41040.317SH       Sole                41040.317
T. Rowe Price Eqity Inc Sh Ben                  779547108      785 33204.518SH       Sole                33204.518
Wellesley Income Fund                           921938106      358 17968.368SH       Sole                17968.368
SunTrust Cap. IV PFD 7.125%    PFD                             873    34700 SH       Sole                    34700
Vanguard Bond Index Short Term                                 343 33662.729SH       Sole                33662.729
Vanguard Short-Term Corporate                                  396 36589.681SH       Sole                36589.681
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